Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of fair value of financial instruments
The table below shows the classifications of our financial instruments by valuation method in accordance with IFRS 13 at 30 June 2023 and 31 December 2022.
All instruments shown as being held at fair value have been classified as fair value through the profit and loss unless specifically footnoted.

	At 30 June 2023					At 31 December 2022
		Held at fair value					Held at fair value
	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised cost US$m	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised costs US$m
Assets
Cash and cash equivalents(d)	9,179	2,455	—	—	6,724	6,775	2,725	—	—	4,050
Investments in equity shares and funds(e)	167	86	—	81	—	222	147	—	75	—
Other investments, including loans(f)	1,474	1,232	—	200	42	2,275	2,018	—	229	28
Trade and other financial receivables(g)	2,908	13	1,242	—	1,653	2,765	18	1,306	—	1,441
Forward, option and embedded derivatives contracts, not designated as hedges(h)	90	—	18	72	—	67	—	16	51	—
Derivatives related to net debt(i)	—	—	—	—	—	2	—	2	—	—

Liabilities
Trade and other financial payables(j)	(6,175)	—	(72)	—	(6,103)	(6,485)	—	(30)	—	(6,455)
Forward, option and embedded derivatives contracts, designated as hedges(h)	(104)	—	—	(104)	—	(189)	—	—	(189)	—
Forward, option and embedded derivatives contracts, not designated as hedges(h)	(27)	—	(12)	(15)	—	(92)	—	(57)	(35)	—
Derivatives related to net debt(i)	(664)	—	(664)	—	—	(692)	—	(692)	—	—
Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the period to 30 June 2023 is below:

30 June 2023
Level 3 financial assets and liabilities	US$m
Opening balance	131
Currency translation adjustments	(6)
Total realised gains/(losses) included in:
– consolidated sales revenue	5
– net operating costs	(13)
Total unrealised gains included in:
– net operating costs	66
Total unrealised gains transferred into other comprehensive income through cash flow hedges	49
Additions to financial assets/(liabilities)	13
Disposals/maturity of financial instruments	(11)
Closing balance	234
Net gains included in the income statement for assets and liabilities held at period end	70
(d)Our "cash and cash equivalents" of US$9,179 million (31 December 2022: US$6,775 million), includes US$2,455 million (31 December 2022: US$2,725 million) relating to money market funds which are treated as fair value through profit or loss (FVPL) under IFRS 9 with the fair value movements going into finance income.
(e)Investments in equity shares and funds include US$152 million (31 December 2022: US$153 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income (FVOCI). The election is made at an individual investment level.
(f)Other investments, including loans, covers, cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables.
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 30 June 2023, US$1,154 million (31 December 2022: US$1,234 million) of provisionally priced receivables were recognised.

(h)Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME, midwest premium and billet premium with terms expiring between 2025 and 2036 (31 December 2022: 2025 and 2036).
10. Financial Instruments (continued)
(i)Net debt derivatives include interest rate swaps and cross-currency swaps. As part of the International Swaps and Derivatives Association (ISDA) Fallbacks Protocol, on 1 July 2023 we completed the transition of our US LIBOR derivatives to SOFR on cessation of US LIBOR at 30 June 2023. There has been no impact on our hedging arrangements after taking into account the IFRS 9 'Financial Instruments' LIBOR reform reliefs.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units.
The techniques used to value our more significant fair value assets/(liabilities) categorised under Level 2 and Level 3 are summarised below:

Description	Fair Value US$m	Valuation technique	Significant Inputs
Level 2
Interest rate swaps	(346)	Discounted cash flows	Applicable market quoted swap yield curves Credit default spread
Cross currency interest rate swaps	(320)	Discounted cash flows	Applicable market quoted swap yield curves Credit default spread Market quoted FX rate
Provisionally priced receivables	1,154	Closely related listed product	Applicable forward quoted metal price

Level 3
Derivatives embedded in electricity contracts	(79)	Option pricing model	LME forward aluminium price Midwest premium and billet premium
Royalty receivables	191	Discounted cash flows	Forward commodity price Mine production
The following table shows the carrying amounts and fair values of our borrowings including those which are not carried at an amount which approximates their fair value at 30 June 2023 and 31 December 2022. The fair values of our remaining financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	30 June 2023		31 December 2022
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Borrowings (including overdrafts)	12,849	13,048	11,071	11,192

Summary of changes in the fair value of Level 3 financial assets and financial liabilities	The change in valuation of our level 3 instruments for the period to 30 June 2023 is below:

30 June 2023
Level 3 financial assets and liabilities	US$m
Opening balance	131
Currency translation adjustments	(6)
Total realised gains/(losses) included in:
– consolidated sales revenue	5
– net operating costs	(13)
Total unrealised gains included in:
– net operating costs	66
Total unrealised gains transferred into other comprehensive income through cash flow hedges	49
Additions to financial assets/(liabilities)	13
Disposals/maturity of financial instruments	(11)
Closing balance	234
Net gains included in the income statement for assets and liabilities held at period end	70